Property, Plant and Equipment - Additional Information (Detail) ¥ in Millions	Dec. 31, 2019 CNY (¥)
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment where ownership certificates have not obtained	¥ 9,206